Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000218613
Shareholder Report [Line Items]
Fund Name	Blueprint Adaptive Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	BLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.
Additional Information Phone Number	(866) 983-4525
Additional Information Website	https://funddocs.filepoint.com/blueprint/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$59	1.16%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.16%
Line Graph [Table Text Block]
Table Summary
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	S&P 500® Index
Mar-2020	$10,000	$10,000
Aug-2020	$11,430	$13,649
Aug-2021	$13,374	$17,903
Aug-2022	$11,741	$15,893
Aug-2023	$12,247	$18,427
Aug-2024	$14,827	$23,428
Aug-2025	$15,993	$27,148
Aug-2026	$18,452	$32,680

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	15.38%	6.65%	10.01%
S&P 500® Index	20.38%	12.79%	20.26%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 253,839,659
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,203,227
InvestmentCompanyPortfolioTurnover	111.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$253,839,659 Number of Portfolio Holdings308 Advisory Fee $1,203,227 Portfolio Turnover111%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	84.3%
Exchange-Traded Funds	14.7%
Money Market Funds	1.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Utilities	0.6%
Money Market Funds	1.0%
Materials	1.9%
Consumer Staples	3.0%
Communications	3.2%
Energy	3.5%
Consumer Discretionary	4.9%
Health Care	7.4%
Real Estate	8.9%
Industrials	10.0%
Financials	13.1%
Exchange-Traded Funds	14.7%
Technology	27.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Apple, Inc.	6.0%
NVIDIA Corporation	5.3%
Microsoft Corporation	3.9%
Amazon.com, Inc.	2.8%
iShares MSCI Taiwan ETF	2.8%
iShares Gold Trust	2.4%
Alphabet, Inc. - Classes A & C	2.2%
iShares MSCI South Korea ETF	1.9%
Direxion Daily S&P 500 Bull 3X ETF	1.7%
Micron Technology, Inc.	1.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.
C000172452
Shareholder Report [Line Items]
Fund Name	HVIA Equity Fund
Class Name	Institutional Class
Trading Symbol	HVEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 209-8710
Additional Information Website	https://funddocs.filepoint.com/hvia/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Aug-2017	$30,118	$29,144
Aug-2018	$35,300	$34,875
Aug-2019	$36,319	$35,894
Aug-2020	$47,796	$43,768
Aug-2021	$61,673	$57,408
Aug-2022	$52,659	$50,962
Aug-2023	$62,378	$59,088
Aug-2024	$77,272	$75,122
Aug-2025	$83,930	$87,051
Aug-2026	$100,870	$104,792

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	20.18%	10.34%	15.12%
S&P 500® Index	20.38%	12.79%	15.56%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (888) 209-8710.

Performance Inception Date	Oct. 03, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 55,154,796
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 125,792
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$55,154,796 Number of Portfolio Holdings51 Advisory Fee (net of waivers)$125,792 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Consumer Staples	1.2%
Money Market Funds	1.7%
Utilities	2.5%
Real Estate	3.0%
Materials	4.0%
Energy	5.3%
Consumer Discretionary	9.0%
Health Care	9.0%
Communications	9.1%
Industrials	9.4%
Financials	13.0%
Technology	32.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	5.6%
Microsoft Corporation	5.1%
Amazon.com, Inc.	4.9%
Alphabet, Inc. - Class C	4.4%
KLA Corporation	3.9%
Apple, Inc.	3.9%
Eli Lilly & Company	3.1%
Meta Platforms, Inc. - Class A	3.0%
American Express Company	3.0%
Visa, Inc. - Class A	2.9%

Material Fund Change [Text Block]

Material Fund Changes

Orange Investment Advisors, Inc. proposes to reorganize the Fund into the Federated Hermes MDT All Cap Core Fund, a series of Federated Hermes MDT Series with a similar investment objective and strategies (the “Reorganization”). The Trust's Board of Trustees approved the Agreement and Plan of Reorganization (the “Plan”) for the Reorganization. The Reorganization is expected to close in Q42026, subject to the fulfillment of closing conditions, including the approval of the Plan by the Fund’s shareholders. The Plan will be submitted to Fund shareholders for approval at the forthcoming special meeting of shareholders. There is no assurance that the Fund's shareholders will approve the proposal. More detailed information regarding the Reorganization and the proposal to be voted upon at the special meeting will be provided in a forthcoming proxy statement/prospectus in connection with the special meeting.

C000235579
Shareholder Report [Line Items]
Fund Name	Nia Impact Solutions Fund
Trading Symbol	NIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.
Additional Information Phone Number	(833) 571-2833
Additional Information Website	www.niaimpactfunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$51	0.97%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Aug-2022	$10,220	$9,905
Aug-2023	$10,205	$11,225
Aug-2024	$12,637	$13,765
Aug-2025	$13,978	$15,899
Aug-2026	$15,590	$19,452

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	11.53%	10.85%
MSCI ACWI IMI Index	22.35%	16.69%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 571-2833.

Performance Inception Date	May 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 90,336,073
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 264,654
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$90,336,073 Number of Portfolio Holdings57 Advisory Fee (net of waivers)$264,654 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.8%
Money Market Funds	2.1%
Right	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.4%
Money Market Funds	2.1%
Communications	2.1%
Real Estate	3.7%
Utilities	4.4%
Consumer Staples	4.4%
Consumer Discretionary	5.9%
Energy	7.0%
Financials	11.2%
Health Care	14.7%
Industrials	15.8%
Technology	27.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.9%
Palo Alto Networks, Inc.	3.8%
eBay, Inc.	3.3%
Vertex Pharmaceuticals, Inc.	3.2%
HA Sustainable Infrastructure Capital, Inc.	3.0%
Vestas Wind Systems A/S - ADR	3.0%
Gilead Sciences, Inc.	2.9%
Frontdoor, Inc.	2.7%
SAP SE - ADR	2.6%
GSK plc - ADR	2.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.